Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss attributable to equity holders of the parent
Continuing operations	€ 1,704	€ 635	€ 4,193
Discontinued operations	(427)	30	57
Profit for the year	€ 1,277	€ 665	€ 4,250
Weighted average number of shares outstanding
Weighted average number of shares outstanding (in shares)	5,475,817	5,549,468	5,614,182
Total effect of potentially dilutive shares (in shares)	54,786	36,455	55,838
Adjusted weighted average number of shares (in shares)	5,530,603	5,585,923	5,670,020
Basic
Profit from continuing operations (in EUR per share)	€ 0.31	€ 0.11	€ 0.75
Discontinued operations (in EUR per share)	(0.08)	0.01	0.01
Profit/(loss) for the year (in EUR per share)	0.23	0.12	0.76
Diluted
Profit from continuing operations (in EUR per share)	0.31	0.11	0.74
Discontinued operations (in EUR per share)	(0.08)	0.01	0.01
Profit/(loss) for the year (in EUR per share)	€ 0.23	€ 0.12	€ 0.75
Performance shares
Weighted average number of shares outstanding
Total effect of potentially dilutive shares (in shares)	1,118	8,190	46,187
Restricted shares and other(1)
Weighted average number of shares outstanding
Total effect of potentially dilutive shares (in shares)	53,668	28,265	9,651